Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Assets

	Years Ended December 31,
	2014	2013	2012
	A$		A$
Financial assets:
Cash and cash equivalents	16,329,829	23,742,422	23,649,417
Accounts receivables	3,799,705	2,167,867	2,282,888
Financial instruments	0	0	0

Total financial assets	20,129,534	25,910,289	25,932,305

Debt:
Short term borrowings	498,890	0	0
Long term secured loan	17,499,194	15,857,966	0

Net financial assets	2,131,450	10,052,323	25,932,305